Related party transactions (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	May 10, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Oct. 27, 2017 CNY (¥)
Related party transactions
Amount due to related parties			¥ (215,614)	¥ (54,342)	$ (45,675)	¥ (317,978)
Amount due from related parties			4,767,044	12,671,140		4,005,620
Amount due from related parties			3,136,265	10,796,561	$ 608,186	4,234,067
Transaction With Tencent Holdings Limited [Member] | Common Class A [Member]
Related party transactions
Business Combination, Consideration Transferred | $	$ 250,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	8,127,302
Lexin Group
Related party transactions
Amount due to related parties				(1,367)
Lexin Group | Services provided and products sold
Related party transactions
Revenues				543,304
Tencent Group
Related party transactions
Amount due from related parties			862,781	595,105		1,128,102
Tencent Group | Services provided and products sold
Related party transactions
Revenues		¥ 398,700	276,728	31,505
Tencent Group | Commission service revenue from cooperation on advertising business
Related party transactions
Revenues		287,926	345,186	260,572
Tencent Group | Services received and purchases
Related party transactions
Operating expenses		2,222,196	1,175,849	674,727
Dada Group
Related party transactions
Amount due to related parties			(118,135)	(7,378)		(208,123)
Dada Group | Services provided and products sold
Related party transactions
Revenues		132,585	122,326	100,360
Dada Group | Services received
Related party transactions
Operating expenses		1,565,470	938,627	694,207
Dada Group | Traffic support, marketing and promotion services
Related party transactions
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties			(269,225)	(331,354)		(207,096)
Dada Group | Non-compete agreement
Related party transactions
Other income		82,123	78,771	80,447
Other liabilities			(354,236)	(415,082)		(276,976)
Bitauto Group | Traffic support, marketing and promotion services
Related party transactions
Revenues		606,593	608,844	609,055
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties			(771,121)	(1,379,965)		(164,528)
Tuniu Group
Related party transactions
Amount due to related parties			(585)	(5,451)		(2,133)
Tuniu Group | Traffic support, marketing and promotion services
Related party transactions
Revenues		131,621	132,008	132,042
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties			(214,560)	(346,568)		(82,939)
JD Digits
Related party transactions
Amount of over-due receivable transferred			242,473	497,239		189,007
JD Digits | Services provided and products sold
Related party transactions
Revenues		342,270	449,093	271,813
JD Digits | Payment processing and other services received
Related party transactions
Operating expenses		4,980,748	3,930,847	2,936,416
Amount due to related party for payment processing services		1,284,955	1,055,239	793,218
JD Digits | Loan
Related party transactions
Other income		¥ 40,632	179,556	871,014
Amount due from related parties			4,427,907	11,747,066		365,089
JD Digits | Other receivables from/(payables to)
Related party transactions
Amount due from related parties			(525,669)	328,969		1,363,479
JD Digits | Finance receivables past due over certain agreed period of time
Related party transactions
Accounts receivable transferred with recourse and not derecognized			1,387,774	167,897		0
Accounts receivables transferred without recourse and derecognized			9,854,493	1,583,968		24,585,577
Major related parties
Related party transactions
Amount due to related parties			(118,720)	(14,196)		(227,760)
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties			(1,254,906)	(2,057,887)		(2,353,662)
Other liabilities			(354,236)	(415,082)		(276,976)
Related parties, other than the major related parties
Related party transactions
Amount due from related parties			¥ 265,421	¥ 21,621		¥ 228,447
Amount due from related parties as a percentage of total accounts receivable, net and prepayments and other current assets			1.77%	0.12%	2.22%	2.22%
Amount due to and deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties			¥ 168,621	¥ 69,329		¥ 279,769
Amount due to and deferred revenues from related parties as a percentage of total accounts payable, advance from customers, accrued expenses and other current liabilities, deferred revenues and other non-current liabilities			0.15%	0.07%	0.20%	0.20%
Related parties, other than the major related parties | Total net revenues | Related parties concentration risk
Related party transactions
Concentration risk (as a percentage)		0.13%	0.06%	0.01%
Related parties, other than the major related parties | Total operating expenses | Related parties concentration risk
Related party transactions
Concentration risk (as a percentage)		0.20%	0.14%	0.07%
Yixin Group
Related party transactions
Bridge loan to related party							¥ 1,000,000
Core Fund | Loan
Related party transactions
Other income		¥ 75,496
Amount due from related parties						¥ 579,118
Core Fund | Other receivables from
Related party transactions
Amount due from related parties						569,832
Core Fund | Lease and property management services received
Related party transactions
Operating expenses		476,001
Aihuishou Group | Services provided and products sold
Related party transactions
Revenues		349,257	¥ 8,781
Aihuishou Group
Related party transactions
Amount due to related parties						(17,504)
Amount due from related parties			¥ 2,025
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties						¥ (1,899,099)
Aihuishou Group | Services received
Related party transactions
Operating expenses		¥ 10,467